Max Berueffy

Senior Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:                          Protective Life Insurance Company

Protective Variable Life Separate Account

Protective Investors Choice VUL

Filing Pursuant to Rule 497(j) for

File No. 333-194115; 811-7337

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Life Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Statement of Additional Information being used in connection with the offering of the “Protective Investors Choice VUL”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 9 for Protective Variable Life Separate Account as filed with the Commission on April 26, 2019  via EDGARLINK.

With respect to Protective Investors Choice VUL Prospectus (the “Prospectus”) dated April 26, 2019, a definitive form of the Prospectus is being filed pursuant to Rule 497(c) under the Securities Act.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy